Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Lease Obligations (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets for Rights-of-Use and Obligations for Lease Contracts
Totals	$ 151,885	$ 172,924	$ 176,795